Income Taxes (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Tax provision at statutory rate	(34.00%)	(34.00%)
State and local taxes (net of federal tax benefit)
Effect of valuation allowance on deferred tax asset	34.00%	34.00%
Effective tax rate	0.00%	0.00%